Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	15 Months Ended	27 Months Ended	39 Months Ended	51 Months Ended	63 Months Ended	75 Months Ended	87 Months Ended	99 Months Ended
	Jan. 16, 2018	Apr. 30, 2018	Apr. 30, 2026	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2026
C000196754
Account Value [Line Items]
Line Graph and Table Measure Name			Simplify Affinity World Leaders Equity ETF
Accumulated Value	$ 10,000	$ 9,634		$ 9,421	$ 7,914	$ 11,503	$ 11,380	$ 11,756	$ 14,515	$ 16,059	$ 24,547
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index
Accumulated Value	10,000	9,595		10,216	9,807	14,253	13,751	14,188	16,797	18,839	24,331
SIMPLIFY AFFINITY WORLD LEADERS EQUTIY ETF Index
Account Value [Line Items]
Line Graph and Table Measure Name			FTSE StarMine Affinity World Leaders Total Return Index
Accumulated Value	$ 10,000	$ 9,642		$ 9,520	$ 8,082	$ 11,943	$ 11,930	$ 12,492	$ 15,691	$ 17,663	$ 27,592